SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) - $4.42- $17.25 [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 12.00
Exercise price, maximum	$ 17.16
Number outstanding | shares	32,805
Outstanding, Weighted-average remaining contractual life	1 year 7 months 6 days
Outstanding, Weighted average exercise price	$ 15.28
Number exercisable | shares	32,805
Exercisable, Weighted average exercise price	$ 15.28